                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                       [ X ]
Pre-Effective Amendment No.                                                                                   [   ]
Post-Effective Amendment No. 5                                                                                [ X ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                               [ X ]
         Amendment No. 5                                                                                      [ X ]

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                                               OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
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                                          (Exact Name of Registrant as Specified in Charter)

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                                           6803 South Tucson Way, Centennial, CO 80112-3924
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                                          (Address of Principal Executive Offices) (Zip Code)

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(Registrant's Telephone Number, including Area Code):  (303) 768-3200
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                                                         Robert G. Zack, Esq.
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                                                        OppenheimerFunds, Inc.
                                            Two World Financial Center, 225 Liberty Street
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                                                        New York, NY 10281-1008
                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

       [   ]  Immediately upon filing pursuant to paragraph (b)
       [   ]  On _______________ pursuant to paragraph (b)
       [   ]  60 days after filing pursuant to paragraph (a)(1)
       [ X ]  On November 28, 2005 pursuant to paragraph (a)(1)
       [   ]  75 days after filing pursuant to paragraph (a)(2)
       [   ]  On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street Opportunity Fund(R)

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Prospectus dated November 28, 2005

     Oppenheimer  Main  Street  Opportunity  Fund(R) is a mutual fund that seeks long-term capital appreciation. It invests primarily in common stocks.

     This Prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.
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                                                      [logo] OppenheimerFunds
                                                      The Right Way to Invest

CONTENTS

                      ABOUT THE FUND

                      The Fund's Investment Objective and Principal Investment
                         Strategies

                      Main Risks of Investing in the Fund

                      The Fund's Past Performance

                      Fees and Expenses of the Fund

                      About the Fund's Investments

                      How the Fund is Managed

                      ABOUT YOUR ACCOUNT

                      How to Buy Shares
                      Class A Shares
                      Class B Shares
                      Class C Shares
                      Class N Shares
                      Class Y Shares

                      Special Investor Services
                      AccountLink
                      PhoneLink
                      OppenheimerFunds Internet Website
                      Automatic Withdrawal and Exchange Plans
                      Reinvestment Privilege
                      Retirement Plans

                      How to Sell Shares
                      By Mail
                      By Telephone

                      How to Exchange Shares

                      Shareholder Account Rules and Policies

                      Dividends, Capital Gains and Taxes

                      Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     WHAT IS THE FUND'S INVESTMENT  OBJECTIVE?  The Fund seeks long-term capital appreciation.

     WHAT DOES THE FUND INVEST IN? The Fund invests  primarily in common  stocks of U.S. companies of small, medium and large capitalization ranges.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's
portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell. The selection process currently involves the use of:
     o   Multi-factor quantitative models: "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. "Bottom up" models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
     o   Fundamental research: Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
     o   Judgment: After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking long-term capital appreciation. Investors in the Fund should be willing to assume the risks of short-term share price fluctuations. The Fund is a moderately aggressive Fund focusing on stock investments. The Fund does not seek income and is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective. There is no assurance that the Fund will achieve its objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. The Fund's net asset values per share will fluctuate as the value of the Fund's portfolio securities change.

         The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. The Fund currently focuses its stock investments in U.S.
issuers and accordingly will be affected primarily by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. Also, securities of small and medium-size companies may have more volatile prices than stocks of large companies.

         At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the Russell 3000 Index which the Fund uses as a performance benchmark. To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, the stock markets can be volatile, and the price of the Fund's shares will go up and down. The Fund generally will not use income-oriented investments to help cushion the Fund's return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than funds that invest in both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to Prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. For the period from 1/1/05 through 6/30/05, the cumulative return (not annualized) before taxes for Class A shares was -0.23%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 18.20% (2QTR03) and the lowest return
(not annualized) before taxes for a calendar quarter was -17.13% (3QTR02).

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Average Annual Total Returns                                                         1 Year         Past 5 Years
                                                                                                    (or life of

for the periods ended December 31, 2004                                                            class if less)

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Class A Shares (inception 9/25/00)

Return Before Taxes                                                                  6.18%             7.18%
Return After Taxes on Distributions                                                  4.50%             6.77%
Return After Taxes on Distributions and Sale of Fund Shares                          5.19%             6.07%

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Russell 3000 Index (reflects no deduction for fees, expenses or taxes)               11.95%          -1.76%(1)

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Class B Shares (inception 9/25/00)                                                   6.65%             7.43%

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Class C Shares (inception 9/25/00)                                                   10.79%            7.87%

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Class N Shares (inception 3/1/01)                                                    11.18%            9.79%

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Class Y Shares (inception 9/25/00)                                                   13.07%            9.06%

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The Fund's average annual total returns in the table include the applicable sales charges: for Class A shares, the current maximum initial sales charge of
5.75%; for Class B shares, the contingent deferred sales charges of 5% (1-year)
and 3% (life of class); and for Class C and Class N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge on Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Russell 3000 Index, an unmanaged index of large-capitalization U.S.
companies. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal year ended July 31, 2005.

Shareholder Fees (charges paid directly from your investment):

------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
                                                         Class A     Class B     Class C      Class N      Class Y
                                                         Shares       Shares      Shares       Shares       Shares
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
Maximum Sales Charge (Load)                               5.75%        None        None         None         None
on purchases (as % of offering price)
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering              None(1)      5%(2)       1%(3)        1%(4)         None
price or redemption proceeds)
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                                         Class A     Class B     Class C      Class N      Class Y
                                                         Shares       Shares      Shares       Shares       Shares
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------

Management Fees                                           0.63%       0.63%       0.63%        0.63%        0.63%

------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
Distribution and/or Service (12b-1) Fees                  0.25%       1.00%       1.00%        0.50%         N/A
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------

Other Expenses                                            0.23%       0.32%       0.22%        0.41%        0.19%

------------------------------------------------------ ------------ ----------- ----------- ------------- -----------
------------------------------------------------------ ------------ ----------- ----------- ------------- -----------

Total Annual Operating Expenses                           1.11%       1.95%       1.85%        1.54%        0.82%

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actually "Other
Expenses and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.40% and 1.53 % for Class N. For Class A, Class B, Class C, and
Class Y the "other expenses" represents the expenses incurred during the prior fiscal year due to the expense limitation described above not being exceeded.

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details. 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that. 3. Applies to shares redeemed within 12 months of purchase.
4. A contingent deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                   1 Year             3 Years          5 Years           10 Years
----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class A Shares                            $682               $909             $1,155            $1,856

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class B Shares                            $700               $918             $1,262            $1,872(1)

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class C Shares                            $290               $587             $1,010            $2,189

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class N Shares                            $258               $490             $846              $1,848

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class Y Shares                            $84                $263             $457              $1,018

----------------------------------------- ------------------ ---------------- ----------------- -------------------

If shares are not redeemed:               1 Year             3 Years          5 Years           10 Years
----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class A Shares                            $682               $909             $1,155            $1,856

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class B Shares                            $200               $618             $1,062            $1,872(1)

----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class C Shares                            $190               $587             $1,010            $2,189

----------------------------------------- ------------------ ---------------- ----------------- -------------------
----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class N Shares                            $158               $490             $846              $1,848

----------------------------------------- ------------------ ---------------- ----------------- -------------------
----------------------------------------- ------------------ ---------------- ----------------- -------------------

Class Y Shares                            $84                $263             $457              $1,018

----------------------------------------- ------------------ ---------------- ----------------- -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
In the second example, the Class A expenses include the sales charge, but Class
B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.

1. Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. At times, the Fund may invest more heavily (or all of its assets) in the stocks of one capitalization range or the Fund may vary its investments among the different capitalization ranges. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         In addition to in-depth quantitative research, the Manager tries to reduce risk by carefully controlling the portfolio weight of any one security in the Fund. The Fund attempts to reduce its exposure to individual security risk by diversifying its investments across a broad number of stocks, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

     Stock  Investments.  The Fund invests  primarily  in common  stocks of U.S.
companies.  The Fund focuses on securities of issuers in small, medium and large capitalization ranges. "Capitalization" refers to the market value of all of the issuers' outstanding common stock.

Portfolio Turnover. A change in the securities held by the Fund is known as
         "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
         Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. The Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Risks of Foreign Investing. The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

         Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
         attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the
         "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing"
         to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Other Equity Securities. Equity securities include common stocks, as well as
         "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be
         "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
         "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
         Fund might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
         to. As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
         Fund's return.

Temporary Defensive and Interim Investments. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be, highly-rated commercial paper and money market instruments, U.S.
         government securities and repurchase agreements. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending
         Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form
N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $180 billion in assets as of June 30, 2005, including other Oppenheimer funds, with more than 7 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for its last fiscal year ended July 31, 2005 was 0.63%
         of average annual net assets for each class of shares. A discussion regarding the basis for the Board of Trustee's approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended July 31, 2005.

     Portfolio  Managers.  The Fund's portfolio is managed by Nikolaos  Monoyios and Mark Zavanelli who are primarily  responsible for the day-to-day  management of the Fund's investments.  Mr. Monoyios,  CFA, has been a manager of the Fund's portfolio since September 2000. Mr. Monoyios has been a Senior Vice President of the Manager since October 2003 and was formerly a Vice  President of the Manager from April 1998 through  September 2003. He is an officer of other portfolios in the  OppenheimerFunds  complex.  Mr.  Zavanelli,  CFA, has been a manager of the
Fund's  portfolio  since October 2003 and a Vice  President of the Manager since
November  2000.  He is an officer of other  portfolios  in the  OppenheimerFunds complex.  Prior to joining the Manager in May 1998, Mr.  Zavanelli was President
of Waterside Capital  Management,  a registered  investment  advisor from August
1995 through April 1998.

         The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and
         Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the "funds") including the Fund, 30 present and former Directors or
         Trustees and 8 present and former officers of certain of the funds.
         This complaint, initially filed in the U.S. District Court for the
         Southern District of New York on January 10, 2005 and amended on March
         4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act
         of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the
         Directors/Trustees and the officers breached their fiduciary duties to
         Fund shareholders under the Investment Company Act and at common law.
         The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The defendants believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the
         Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A Broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you don't list a dealer on the application, the
         Distributor will act as your agent in buying the shares. Class B, Class
         C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
         Fund is appropriate for you.

o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide those instructions automatically, under an
         Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to
         "AccountLink," below for more details.

o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
         Details are in the Asset Builder application and the Statement of
         Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
         The NYSE normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order by the time the NYSE closes that day. If your order is received on a day when the
         NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE and transmit it to the
         Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

--------------------------------------- ------------------------ ------------------------- -------------------------

Amount of Purchase                          Front-End Sales          Front-End Sales           Concession As a
                                              Charge As a              Charge As a
                                             Percentage of          Percentage of Net           Percentage of
                                            Offering Price           Amount Invested            Offering Price

--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
Less than $25,000                                5.75%                    6.10%                     4.75%
--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
$25,000 or more but                              5.50%                    5.82%                     4.75%
less than $50,000
--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
$50,000 or more but                              4.75%                    4.99%                     4.00%
less than $100,000
--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
$100,000 or more but                             3.75%                    3.90%                     3.00%
less than $250,000
--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
$250,000 or more but                             2.50%                    2.56%                     2.00%
less than $500,000
--------------------------------------- ------------------------ ------------------------- -------------------------
--------------------------------------- ------------------------ ------------------------- -------------------------
$500,000 or more but                             2.00%                    2.04%                     1.60%
less than $1 million
--------------------------------------- ------------------------ ------------------------- -------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

         To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  You can choose to include  purchases  made up to 90 days before the date that you submit a Letter.
Your  Class A shares  of  Oppenheimer  Money  Market  Fund or  Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose.  Submitting  a Letter of Intent does not  obligate  you to purchase the specified  amount  of  shares.  You  may  also be able to  apply  the  Right  of
Accumulation to these purchases.

         If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
         Statement of Additional Information for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without
prior  notice.   o  Dividend   Reinvestment.   Dividends  and/or  capital  gains
distributions  received  by a  shareholder  from the Fund may be  reinvested  in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date.  You must notify the  Transfer  Agent in writing to elect this  option and must have an  existing account in the fund selected for reinvestment.

o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this Prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o             Reinvestment Privilege. Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix B to the Statement of Additional  Information,  which may be ordered by calling 800.225.5677 or through the OppenheimerFunds  website,
at  www.oppenheimerfunds.com   (follow  the  hyperlinks:  "Access  Accounts  and
Services" - "Forms &  Literature"  - "Order  Literature"  -  "Statements  of
Additional  Information").  A  description  of these  waivers and special  sales charge  arrangements  is also  available  for  viewing  on the  OppenheimerFunds website (follow the hyperlinks:  "Research  Funds" - "Fund  Documents" - "View a description  . . .").  To receive a waiver or special  sales  charge  rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent deferred sales charges.

     o Purchases by Certain  Retirement Plans.  There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have  entered  into a special  agreement with the Distributor  and by (2) retirement  plans that are part of a retirement plan product or platform offered by banks,  broker-dealers,  financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of sale, subject to certain  exceptions  described in "Retirement Plans" in the Statement of Additional  Information.  No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
         March 1, 2001 ("grandfathered retirement accounts"). However, those
         Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
         Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
         (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period"
         measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
         That sales charge will be equal to 1.0% of the lesser of:

     o the  aggregate  net  asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions); or o the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------- ---------------------------------------------------------------
Years Since Beginning of Month in                   Contingent Deferred Sales Charge on Redemptions in That Year
Which Purchase Order was Accepted                   (As % of Amount Subject to Charge)
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
0 - 1                                               5.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
1 - 2                                               4.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
2 - 3                                               3.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
3 - 4                                               3.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
4 - 5                                               2.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
5 - 6                                               1.0%
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
More than 6                                         None
--------------------------------------------------- ---------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares,  if: o The group  retirement  plan is  terminated  or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first purchase of Class N shares of any Oppenheimer  fund, or o With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
         Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class
         A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The
         Distributor retains the first year's service fee paid by the Fund.
         After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor will pay the full Class B,
         Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

         For Class C shares purchased through the OppenheimerFunds Recordkeeper
         Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

         In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check.
     o The redemption check is not payable to all shareholders listed on the account statement. o The redemption check is not sent to the address of record on your account statement. o Shares are being transferred to a Fund account with a different owner or name. o Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes: o
     Your name, o The Fund's name, o Your Fund account number (from your account statement), o The dollar amount or number of shares to be redeemed, o Any special payment instructions, o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and o Any special documents requested by the
     Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on: o the amount of your  account  value  represented  by an increase in net asset value over the initial  purchase price, o shares  purchased by the reinvestment of dividends or capital gains distributions,  or o shares redeemed in the special  circumstances described in Appendix B to the Statement of Additional Information. To determine whether a contingent  deferred  sales charge  applies to a redemption,  the Fund redeems shares in the following  order:  1. shares  acquired by  reinvestment of dividends and capital gains distributions, 2. shares held for the holding period that  applies to the class,  and 3. shares  held the longest  during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:
     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The prospectus of the selected fund must offer the exchange privilege. o When you establish an account, you must hold the shares you buy for at least seven days before you can
         exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of
Additional Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.
Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
         The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
         Fund's brokerage or administrative expenses might be increased.
         Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.
o        Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
         "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.
         In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.
o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.
o        Exchanges of Client Accounts by Financial Advisers. The Fund and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients.
         Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the
         Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.
o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus.
o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.
o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.
o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent
encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:
o        30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
         ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder"
         is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.
o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.
o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.
o        Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
         30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying
         Oppenheimer funds will not be subject to these limits.
o        Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information. A
$12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is

         automatically deducted from each applicable Fund account annually in
         September. See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial  performance  since  inception.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This
information  has  been  audited  by  Deloitte  &   Touche  LLP,  the  Fund's
independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

INFORMATION AND SERVICES

For More Information on
Oppenheimer Main Street Opportunity Fund(R)

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

-------------------------------------------- ----------------------------------------------------------------------
By Telephone:                                Call OppenheimerFunds Services toll-free:

                            1.800.CALL OPP (225.5677)

-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
By Mail:                                     Write to:
                            OppenheimerFunds Services
                                             P.O. Box 5270 Denver, Colorado
                                             80217-5270
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------

On the Internet:                             You can request these documents by e-mail or through the
                                             OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                             www.oppenheimerfunds.com

-------------------------------------------- ----------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares
are distributed by:

The Fund's SEC File No. 811-10001   [logo] OppenheimerFunds
PR0731.001.1105                                               Distributor, Inc.
Printed on recycled paper

                            APPENDIX TO PROSPECTUS OF
                   Oppenheimer Main Street Opportunity Fund(R)

         Graphic Material included in the Prospectus of Oppenheimer Main Street
Opportunity Fund(R) "Annual Total Returns (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Main
Street Opportunity Fund(R) depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the two most recent calendar year ends, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

                           Oppenheimer
Calendar                   Main Street
Year                       Opportunity Fund(R)
Ended                      Class A Shares

                                12/31/01 16.14%
                                12/31/02 -16.04%
                                12/31/03 40.56%
                                12/31/04 12.66%

Oppenheimer
Main Street Opportunity Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 28, 2005

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2005. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                         Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.........1
     The Fund's Investment Policies.......................................... 1
     Other Investment Techniques and Strategies................................................................
     Investment Restrictions...................................................................................
     Disclosure of Portfolio Holdings..........................................................................

How the Fund is Managed .......................................................................................
     Organization and History..................................................................................
     Trustees and Officers.....................................................................................
     The Manager...............................................................................................
Brokerage Policies of the Fund.................................................................................
Distribution and Service Plans.................................................................................
Performance of the Fund........................................................................................

About Your Account
How To Buy Shares..............................................................................................
How To Sell Shares.............................................................................................
How To Exchange Shares.........................................................................................
Dividends, Capital Gains and Taxes.............................................................................
Additional Information About the Fund..........................................................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm........................................................
Financial Statements...........................................................................................

Appendix A: Industry Classifications........................................A-1
Appendix B: Special Sales Charge Arrangements and Waivers...................B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

         |X| Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid-
and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the
Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_| Over-the-Counter Securities. Securities of small capitalization issuers may be traded on securities exchanges or in the over-the-counter market.
The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

         Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies.
Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.
Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

         |_| ?Rights and Warrants. The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Convertible Securities. Convertible securities are preferred stocks or debt securities that are convertible into an issuer's common stock.
Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

         While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed-income securities.

         To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors: o whether, at the option of the investor, the convertible security can be exchanged for a fixed number of
         shares of common stock of the issuer, and
o        the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |_| Preferred Stock. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         |X| Foreign Securities. The Fund can purchase equity and debt
securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

              |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation  in  value  of  foreign  investments  due to  changes  in  currency  rates  or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in  settlement of portfolio  transactions  or loss of  certificates  for portfolio securities;
o        possibilities  in some countries of  expropriation,  confiscatory  taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X| Passive Foreign Investment Companies. Some securities of
corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws.
PFICs are those foreign corporations which generate primarily passive income.
They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRC
ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the
Fund's minimum percentage requirements or limitations of investing in foreign securities.

         |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of
100% or more.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

         |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

         |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions or for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement having a maturity beyond seven days that causes more than
10% of its net assets to exceed that limit. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
However, if the vendor fails to pay the resale price on the delivery date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X| Illiquid and Restricted Securities. Under the policies and
procedures established by the Fund's Board of Trustees, the manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to value or dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.
Illiquid securities include repurchase agreements maturing in more than seven days.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

         |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of
Trustees. These loans are limited to not more than 25% of the value of the
Fund's total assets.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a)
negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         The Fund may lend its portfolio securities pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan
Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         |X| Derivatives. The Fund can invest in a variety of derivative investments for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

         Other derivative investments the Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.
At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X| Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use them. However, the Fund is not required to do so in seeking its goal. The Fund may use hedging instruments to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

         o    sell futures contracts,
         o buy puts on such futures or on securities, or o write covered calls on securities or futures.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
         o    buy futures, or
         o    buy calls on such futures or on securities.

         If the Fund hedges with futures and/or options on futures, it will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) securities indices (these are referred to as "financial futures"), (3) foreign currencies (these are referred to as "forward contracts")
and (4) an individual stock ("single stock futures").

         A stock index is used as the basis for trading stock index futures. In some cases these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

         |_| Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

         |_| Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the
Fund's total assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur an unrealized loss immediately, which would then be realized when the underlying security is sold. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

         |_| Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on an investment the Fund does not own (such as an index of future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         |_| Buying and Selling Options on Foreign Currencies. The Fund can buy
and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the
Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage concessions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage concession each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those concessions could be higher on a relative basis than the concessions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any additional appreciation in excess of the covered call price if the investment has increased in value above the call price.
         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies.
Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as "Section
1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
              Fund actually collects such receivables or pays such liabilities,
              and
(2)           gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
|_|      high-quality (rated in the top rating categories of nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|           commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
|_|           debt obligations of corporate issuers, rated investment grade
              (rated at least Baa by Moody's Investors Service, Inc. or at least
              BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the
              Manager to have a comparable quality to rated securities in those categories,
|_|      preferred stocks,
|_|      certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         o   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o   more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

         o    The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or
              instrumentalities or securities of other investment companies.

         o    The Fund cannot make loans except (a) through lending of
              securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through
              repurchase agreements.

         o    The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the
              Investment Company Act.

         o    The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government
              securities.

         o    The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

         o    The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

         o    The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o    The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the
              Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.
              Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued
              arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         |X| Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

The Fund has an additional operating policy that is not "fundamental," and which can be changed by the Board of Trustees without shareholder approval:

         o    The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the
              Investment Company Act.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in
Appendix A to this Statement of Additional Information. This is not a fundamental policy.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

         Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

         The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

         A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

         Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:
o        The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

         The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:
o        Employees of the Fund's Manager, Distributor and Transfer Agent who
         need to have access to such information (as determined by senior officers of such entity),
o The Fund's certified public accountants and independent registered public accounting firm, o Members of the Fund's Board and the Board's legal counsel, o
The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o
Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing
         services).

         Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

         Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes: o Brokers and dealers in connection with portfolio transactions (purchases and sales) o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced
         by the fund's regular pricing services)
o        Dealers to obtain price quotations where the fund is not identified as the owner

         Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:
o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o        Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

         The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

         The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                           Fixed Income Securities              Natexis Bleichroeder
ABG Securities                                Fortis Securities                    Ned Davis Research Group
ABN AMRO                                      Fox-Pitt, Kelton                     Nomura Securities
Advest                                        Friedman, Billing, Ramsey            Pacific Crest
AG Edwards                                    Fulcrum Global Partners              Pacific Crest Securities
American Technology Research                  Garp Research                        Pacific Growth Equities
Auerbach Grayson                              George K Baum & Co.                  Petrie Parkman
Banc of America Securities                    Goldman                              Pictet
Barclays                                      Goldman Sachs                        Piper Jaffray Inc.
Baseline                                      HSBC                                 Plexus
Bear Stearns                                  HSBC Securities Inc                  Prager Sealy & Co.
Belle Haven                                   ING Barings                          Prudential Securities
Bloomberg                                     ISI Group                            Ramirez & Co.
BNP Paribas                                   Janney Montgomery                    Raymond James
BS Financial Services                         Jefferies                            RBC Capital Markets
Buckingham Research Group                     Jeffries & Co.                       RBC Dain Rauscher
Caris & Co.                                   JP Morgan                            Research Direct
CIBC World Markets                            JP Morgan Securities                 Robert W. Baird
Citigroup                                     JPP Eurosecurities                   Roosevelt & Cross
Citigroup Global Markets                      Keefe, Bruyette & Woods              Russell Mellon
Collins Stewart                               Keijser Securities                   Ryan Beck & Co.
Craig-Hallum Capital Group LLC                Kempen & Co. USA Inc.                Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.           Kepler Equities/Julius Baer Sec      Scotia Capital Markets
Credit Suisse First Boston                    KeyBanc Capital Markets              SG Cowen & Co.
Daiwa Securities                              Leerink Swan                         SG Cowen Securities
Davy                                          Legg Mason                           Soleil Securities Group
Deutsche Bank                                 Lehman                               Standard & Poors
Deutsche Bank Securities                      Lehman Brothers                      Stone & Youngberg
Dresdner Kleinwort Wasserstein                Lipper                               SWS Group
Emmet & Co                                    Loop Capital Markets                 Taylor Rafferty
Empirical Research                            MainFirst Bank AG                    Think Equity Partners
Enskilda Securities                           Makinson Cowell US Ltd               Thomas Weisel Partners
Essex Capital Markets                         Maxcor Financial                     UBS
Exane BNP Paribas                             Merrill                              Wachovia
Factset                                       Merrill Lynch                        Wachovia Corp
Fidelity Capital Markets                      Midwest Research                     Wachovia Securities
Fimat USA Inc.                                Mizuho Securities                    Wescott Financial
First Albany                                  Morgan Stanley                       William Blair
First Albany Corporation                      Morningstar                          Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in June,
2000.

Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X| Meetings of Shareholders. As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

         |X| Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee held ___ meetings during the fiscal year ended July 31, 2005. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; (iii) review reports from the Manager's Internal Audit
Department; (iv) maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the Fund and the Manager and certain affiliates of the Manager that is not prohibited by the Sarbanes-Oxley
Act.

         The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, and Beverly Hamilton. The Review Committee held
____ meetings during the fiscal year ended July 31, 2005. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review
Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

         The members of the Governance Committee are Robert Malone (Chairman),
William Armstrong, Beverly Hamilton and F. William Marshall, Jr. Each member of the Committee is independent, meaning each person is not an "interested person"
as defined in the Investment Company Act. The Governance Committee was
established in August 2004 and did not hold any meetings during the Fund's fiscal year ended July 31, 2005. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

         The Governance Committee adopted a charter on April 26, 2005. Among other functions, the Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance
Committee's consideration by mailing such information to the Committee in care of the Funds. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine which candidates for trustees and independent trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board as an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Fund at the address above. The Governance
Committee will consider if a different process should be recommended to the
Board.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees are "Independent Trustees" under the Investment Company Act. Mr. Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a Trustee of the Fund with the understanding  that in the event he ceases to be the chief executive  officer of the  Manager,  he will  resign as a trustee  of the Fund and the other  Board II
Funds (defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Ms.
Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating
Rate Fund (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust II
Oppenheimer Champion Income Fund                               Oppenheimer Principal Protected Trust III
Oppenheimer Capital Income Fund                                Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                                    Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund                            Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                    Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the
Distributor.

         Messrs. Monoyios, Zavanelli, Murphy, Petersen, Vandehey, Vottiero,
Wixted and Zack, and Mses.Bloomberg and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of ___________, 2005, the Trustees and officers of the
Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Trustee (and their immediate family members) do not own securities of either the Manager or Distributor of the Board
II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         The address of each Trustee in the chart below is 6803 South Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate

                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the
                              Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
                              Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen

Fund, Length of Service, Age  Trustee                                                      Fund            by Trustee

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2004

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

William L. Armstrong,         Chairman  of  the  following   private   mortgage   banking  Over $100,000   Over $100,000
Chairman of the Board since   companies:  Cherry Creek  Mortgage  Company  (since  1991),
2003 and Trustee since 2000   Centennial  State  Mortgage  Company  (since 1994),  The El
Age: 68                       Paso Mortgage  Company  (since 1993),  Transland  Financial

                              Services,  Inc.  (since  1997);  Chairman of the  following private  companies:  Great  Frontier  Insurance  (insurance agency)  (since 1995),  Ambassador  Media  Corporation  and
                              Broadway   Ventures   (since  1984);   a  director  of  the
                              following public  companies:  Helmerich & Payne,  Inc. (oil and  gas  drilling/production  company)  (since  1992)  and
                              UNUMProvident   (insurance   company)  (since  1991).   Mr.
                              Armstrong is also a Director/Trustee  of Campus Crusade for
                              Christ and the Bradley  Foundation.  Formerly a director of
                              the   following:    Storage   Technology   Corporation   (a
                              publicly-held  computer equipment  company)  (1991-February
                              2003), and International Family  Entertainment  (television
                              channel)   (1992-1997),    Frontier   Real   Estate,   Inc.
                              (residential  real  estate  brokerage)   (1994-1999),   and
                              Frontier Title (title insurance  agency)  (1995-June 1999);
                              a U.S. Senator  (January  1979-January  1991).  Oversees 38
                              portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Robert G. Avis,               Formerly,  Director and President of A.G.  Edwards Capital,  None            Over $100,000
Trustee since 2000            Inc.  (General  Partner of  private  equity  funds)  (until
Age: 74                       February  2001);  Chairman,  President and Chief  Executive

                              Officer of A.G. Edwards  Capital,  Inc. (until March 2000);
                              Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice
                              Chairman  of A.G.  Edwards  &  Sons,  Inc.  (its  brokerage company  subsidiary)  (until March 1999);  Chairman of A.G.
                              Edwards   Trust   Company  and  A.G.E.   Asset   Management
                              (investment  advisor)  (until March  1999);  and a Director
                              (until March 2000) of A.G.  Edwards & Sons and A.G. Edwards
                              Trust    Company.    Oversees   38    portfolios   in   the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

George C. Bowen,              Formerly  Assistant  Secretary  and  a  director  (December  Over $100,000   Over $100,000
Trustee since 2000            1991-April    1999)   of   Centennial    Asset   Management
Age: 69                       Corporation;  President,  Treasurer  and a  director  (June

                              1989-April 1999) of Centennial Capital  Corporation;  Chief
                              Executive  Officer and a director of MultiSource  Services,
                              Inc. (March  1996-April  1999).  Until April 1999 Mr. Bowen
                              held  several   positions  in   subsidiary   or  affiliated
                              companies of the  Manager.  Oversees 38  portfolios  in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Edward L. Cameron,            A  member  of  The  Life  Guard  of  Mount  Vernon,  George  None            $50,001-
Trustee since 2000            Washington's  home  (since June  2000).  Formerly  Director                  $100,000
Age: 67                       (March   2001-May   2002)  of  Genetic  ID,  Inc.  and  its

                              subsidiaries (a privately held biotech company); a
                              partner (July 1974-June 1999) with
                              PricewaterhouseCoopers LLP (an accounting firm);
                              and Chairman (July 1994-June 1998) of Price
                              Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 38 portfolios in
                              the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Jon S. Fossel,                Director  (since  February  1998)  of  Rocky  Mountain  Elk  None            Over $100,000
Trustee since 2000            Foundation  (a  not-for-profit   foundation);   a  director
Age: 63                       (since 1997) of Putnam Lovell Finance (finance company);  a director (since June 2002) of  UNUMProvident  (an insurance company).  Formerly a director (October  1999-October 2003)
                              of  P.R.   Pharmaceuticals   (a  privately  held  company);
                              Chairman and a director  (until October 1996) and President and Chief  Executive  Officer  (until  October 1995) of the
                              Manager;  President, Chief Executive Officer and a director
                              (until  October  1995) of  Oppenheimer  Acquisition  Corp.,
                              Shareholders   Services  Inc.  and  Shareholder   Financial
                              Services,    Inc.    Oversees   38    portfolios   in   the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Sam Freedman,                 Director of Colorado  Uplift (a non-profit  charity) (since  Over $100,000   Over $100,000
Trustee since 2000            September   1984).   Formerly   (until  October  1994)  Mr.
Age: 65                       Freedman   held   several   positions  in   subsidiary   or

                              affiliated   companies   of  the   Manager.   Oversees   38
                              portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Beverly L. Hamilton,          Trustee of Monterey  International  Studies (an educational  $50,001         $50,001-$100,000
Trustee since 2002            organization)  (since  February  2000);  a director  of The  -$100,000
Age: 59                       California Endowment (a philanthropic  organization) (since
                              April 2002) and of Community Hospital of Monterey
                              Peninsula (educational organization) (since
                              February 2002); a director of America Funds
                              Emerging Markets Growth Fund (since October 1991)
                              (an investment company); an advisor to Credit
                              Suisse First Boston's Sprout venture capital unit.
                              Mrs. Hamilton also is a member of the investment
                              committees of the Rockefeller Foundation and of
                              the University of Michigan. Formerly, Trustee of
                              MassMutual Institutional Funds (open-end
                              investment company) (1996-May 2004); a director of
                              MML Series Investment Fund (April 1989-May 2004)
                              and MML Services (April 1987-May 2004) (investment
                              companies); member of the investment committee
                              (2000-2003) of Hartford Hospital; an advisor
                              (2000-2003) to Unilever (Holland)'s pension fund;
                              and President (February 1991-April 2000) of ARCO
                              Investment Management Company. Oversees 38
                              portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Robert J. Malone,             Chairman,  Chief  Executive  Officer and Director of Steele  Over $100,000   Over $100,000
Trustee since 2002            Street  State Bank (a  commercial  banking  entity)  (since
Age: 61                       August  2003);  director of Colorado  UpLIFT (a  non-profit organization) (since 1986); trustee (since 2000)
                              of the Gallagher Family Foundation (non-profit
                              organization). Formerly, Chairman of U.S.
                              Bank-Colorado (a subsidiary of U.S. Bancorp and
                              formerly Colorado National Bank,) (July 1996-April
                              1, 1999), a director of: Commercial Assets, Inc.
                              (a REIT) (1993-2000), Jones Knowledge, Inc. (a
                              privately held company) (2001-July 2004) and U.S.
                              Exploration, Inc. (oil and gas exploration)
                              (1997-February 2004). Oversees 38 portfolios in
                              the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

F. William Marshall, Jr.,     Trustee of MassMutual  Institutional Funds (since 1996) and  Over $100,000   Over $100,000
Trustee since 2000            MML Series  Investment  Fund (since  1987)  (both  open-end
Age: 63                       investment  companies)  and  the  Springfield  Library  and

                              Museum Association (since 1995) (museums) and the
                              Community Music School of Springfield (music
                              school) (since 1996); Trustee (since 1987),
                              Chairman of the Board (since 2003) and Chairman of
                              the investment committee (since 1994) for the
                              Worcester Polytech Institute (private university);
                              and President and Treasurer (since January 1999)
                              of the SIS Fund (a private not for profit
                              charitable fund). Formerly, member of the
                              investment committee of the Community Foundation
                              of Western Massachusetts (1998 - 2003); Chairman
                              (January 1999-July 1999) of SIS & Family Bank,
                              F.S.B. (formerly SIS Bank) (commercial bank); and
                              Executive Vice President (January 1999-July 1999)
                              of Peoples Heritage Financial Group, Inc.
                              (commercial bank). Oversees 38 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------

Name, Position(s) Held     Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                        Dollar Range
                                                                                                        Of Shares
                                                                                                        Beneficially
                                                                                                        Owned in Any
                                                                                        of Shares       of the
                           Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
with Fund, Length of       Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Service, Age               Trustee                                                      Fund            by Trustee

-------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2004

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ ------------- ------------------

John V. Murphy, President,    Chairman,  Chief Executive Officer and Director (since June  $50,001 -     Over $100,000
Principal Executive Officer   2001) and President  (since September 2000) of the Manager;  $100,000
and Trustee,                  President  and  Director  or Trustee  of other  Oppenheimer
since 2001                    funds;  President and Director of  Oppenheimer  Acquisition
Age: 56                       Corp.  ("OAC") (the Manager's  parent holding  company) and of Oppenheimer Partnership Holdings, Inc. (holding
                              company subsidiary of the Manager) (since July
                              2001); Director of OppenheimerFunds Distributor,
                              Inc. (subsidiary of the Manager) (since November
                              2001); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc. (transfer agent subsidiaries of the
                              Manager) (since July 2001); President and Director
                              of OppenheimerFunds Legacy Program (charitable
                              trust program established by the Manager) (since
                              July 2001); Director of the following investment
                              advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial
                              Asset Management Corporation, Trinity Investment
                              Management Corporation and Tremont Capital
                              Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and Director
                              (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President of
                              Massachusetts Mutual Life Insurance Company (OAC's
                              parent company) (since February 1997); Director of
                              DLB Acquisition Corporation (holding company
                              parent of Babson Capital Management LLC) (since
                              June 1995); Member of the Investment Company
                              Institute's Board of Governors (since October 3,
                              2003); Chief Operating Officer of the Manager
                              (September 2000-June 2001); President and Trustee
                              of MML Series Investment Fund and MassMutual
                              Select Funds (open-end investment companies)
                              (November 1999-November 2001); Director of C.M.
                              Life Insurance Company (September 1999-August
                              2000); President, Chief Executive Officer and
                              Director of MML Bay State Life Insurance Company
                              (September 1999-August 2000); Director of Emerald
                              Isle Bancorp and Hibernia Savings Bank
                              (wholly-owned subsidiary of Emerald Isle Bancorp)
                              (June 1989-June 1998). Oversees 66 portfolios as a
                              trustee or director and 20 additional portfolios
                              as officer in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ ------------- ------------------

       The address of the Officers in the chart below is as follows: for Messrs. Monoyios, Zavanelli, Gillespie,
Murphy and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008, for
Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Name, Position(s) Held with Fund,         Principal Occupation(s) During Past 5 Years
Length of Service, Age

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Nikolaos D. Monoyios, Vice President      Senior  Vice  President  of the  Manager  since  October  2003.  Formerly a Vice
and Portfolio Manager since 2000          President of the Manager from April 1998 through  September  2003. An officer of
Age:  56                                  11 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Mark Zavanelli, Vice President and        Vice President of the Manager since November 2000.  Prior to joining the Manager
Portfolio Manager since 2003              in May 1998,  Mr.  Zavanelli was President of Waterside  Capital  Management,  a
Age:  35                                  registered  investment  advisor from August 1995 through  April 1998. An officer of 3 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Mark S. Vandehey,                         Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief Compliance       2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004                        Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age:  54                                  Vice President and Director of Internal Audit of the Manager (1997-February
                                          2004). An officer of 86 portfolios in
the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Brian W. Wixted,                          Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer since 2003                      Treasurer of the following: HarbourView Asset Management Corporation,
Age:  45                                  Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
                                          Real Asset Management Corporation, and
                                          Oppenheimer Partnership Holdings, Inc.
                                          (since March 1999), OFI Private
                                          Investments, Inc. (since March 2000),
                                          OppenheimerFunds International Ltd.
                                          (since May 2000), OppenheimerFunds plc
                                          (since May 2000), OFI Institutional
                                          Asset Management, Inc. (since November
                                          2000), and OppenheimerFunds Legacy
                                          Program (charitable trust program
                                          established by the Manager) (since
                                          June 2003); Treasurer and Chief
                                          Financial Officer of OFI Trust Company
                                          (trust company subsidiary of the
                                          Manager) (since May 2000); Assistant
                                          Treasurer of the following: OAC (since
                                          March 1999),Centennial Asset
                                          Management Corporation (March
                                          1999-October 2003) and
                                          OppenheimerFunds Legacy Program (April
                                          2000-June 2003); Principal and Chief
                                          Operating Officer of Bankers Trust
                                          Company-Mutual Fund Services Division
                                          (March 1995-March 1999). An officer of
                                          86 portfolios in the OppenheimerFunds
                                          complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Brian Petersen,                           Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer since 2004            Product Accounting of the Manager (November 1998-July 2002). An officer of 86
Age: 34                                   portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Phillip Vottiero,                         Vice President/Fund Accounting of the Manager (since March 2002); Vice
Assistant Treasurer since 2003            President/Corporate Accounting of the Manager (July 1999-March 2002); Chief
Age:  42                                  Financial Officer of Sovlink Corporation (April 1996-June 1999). An officer of
                                          86 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Robert G. Zack,                           Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2003                      2002) of the Manager; General Counsel and Director of the Distributor (since
Age:  57                                  December 2001); General Counsel of Centennial Asset Management Corporation
                                          (since December 2001); Senior Vice President and General Counsel of HarbourView
                                          Asset Management Corporation (since December 2001); Secretary and General
                                          Counsel of OAC (since November 2001); Assistant Secretary (since September
                                          1997) and Director (since November 2001) of OppenheimerFunds International Ltd.
                                          and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                          Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                          Asset Management, Inc. (since November 2001); Senior Vice President, General
                                          Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                          Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                          November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                          2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                          Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                          Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                          Acting General Counsel (November 2001-February 2002) and Associate General
                                          Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                          following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                          Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                          International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Kathleen T. Ives,                         Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2003            (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age:  39                                  Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                          Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                          Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                          Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                          1994-October 2003). An officer of 86 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Lisa I. Bloomberg,                        Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary since 2004            Vice President (April 2001-April 2004), Associate General Counsel (December
Age:  37                                  2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                          General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                          (formerly, PaineWebber Incorporated). An officer of 86 portfolios in the
                                          OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
----------------------------------------- ---------------------------------------------------------------------------------

Phillip S. Gillespie,                     Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary since 2004            September 2004); Mr. Gillespie held the following positions at Merrill Lynch
Age:  41                                  Investment Management: First Vice President (2001-September 2004); Director
                                          (2000-September 2004) and Vice President (1998-2000). An officer of 86 portfolios in the OppenheimerFunds complex.

----------------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

     |X|  Remuneration of Trustees.  The officers of the Fund who are affiliated with the  Manager  receive  no  salary  or fee from the  Fund.  The  Independent
Trustees of the Fund  received  the  compensation  shown below from the Fund for serving as a Trustee and member of a committee (if applicable),  with respect to the Fund's fiscal year ended July 31, 2005.  The total  compensation,  including
accrued  retirement  benefits,   from  the  Fund  and  fund  complex  represents
compensation  received  for serving as a Trustee  and member of a committee  (if applicable)  of the boards of the Fund and other  funds in the  OppenheimerFunds complex during the calendar year ended December 31, 2004.

Trustee Name and Other Fund                        Aggregate Compensation               Total Compensation From Fund
Position(s) (as applicable)                        from Fund(1)                         and Fund Complex Paid(2)

---------------------------------- ----------------------------------------------------------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

William L. Armstrong                                      $5,810                               $178,000
Chairman of the Board of Trustees

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Robert G. Avis                                            $3,869                               $118,500
Review Committee Member

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

George Bowen                                              $3,869                               $118,500
Audit Committee Member

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Edward L. Cameron                                         $4,439                               $136,000
Audit Committee Chairman

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Jon S. Fossel                                             $4,439                               $136,000
Review Committee Chairman

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Sam Freedman                                              $3,839                               $118,500
Review Committee Member

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Beverly Hamilton(2)                                      $3,891(3)                           $152,355(5)
Review Committee Member

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

Robert Malone                                            $4,425(4)                             $121,726
Audit Committee Member

------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------- ------------------------------------ -------------------------------------

F. William Marshall, Jr.                                  $3,869                             $167,500(6)
Audit Committee Member

------------------------------------------- ------------------------------------ -------------------------------------

1.   Aggregate Compensation from Fund includes fees and deferred compensation, if any, for a Trustee.
2.   For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Select Funds and MML Series Investment Fund in accordance with SEC regulations. The Manager does not consider MassMutual
     Institutional Funds, MassMutual Select Funds and MML Series Investment Fund
     to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.   Includes $3,891 deferred by Ms. Hamilton under the "Deferred Compensation
     Plan" described below.
4.   Includes $4,425 deferred by Mr. Malone under the "Deferred Compensation
     Plan" described below.
5. Includes $36,654 deferred by Ms. Hamilton under the a deferred compensation plan for serving as a Trustee for two open-end investment companies until June 30, 2004
(MassMutual Institutional Funds and MML Series Investment Fund), the investment adviser for which is the indirect parent company of the Fund's Manager. The
Manager also serves as the Sub-Advisor to the following: MassMutual Premier
International Equity Fund, MassMutual Premier Main Street Fund, MassMutual
Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and
MassMutual Premier Global Fund. 6. Includes $49,000 compensation paid to Mr.
Marshall for serving as a Trustee for two open-end investment companies
(MassMutual Select Funds and MML Series Investment Fund), the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International
Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
Premier Global Fund.

         |X| Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred fee account.

         |X| Major Shareholders. As of November __, 2005, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

         [to be provided]

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

         |X| Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

                  |X| Portfolio Proxy Voting. The Fund has adopted Portfolio
Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting. The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o        The Fund votes with the
         recommendation of the issuer's
         management on routine matters,
         including election of
         directors nominated by
         management and ratification of
         the independent registered
         public accounting firm, unless
         circumstances indicate
         otherwise.
o        In general, the Fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.

o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors.

o        The Fund supports proposals to eliminate cumulative voting.

o        The Fund opposes re-pricing of stock options.
o        The Fund generally considers
         executive compensation
         questions such as stock option
         plans and bonus plans to be
         ordinary business activity.
         The Fund analyzes stock option
         plans, paying particular
         attention to their dilutive
         effect. While the Fund
         generally supports management
         proposals, the Fund opposes
         plans it considers to be
         excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

         |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years were:

------------------------------------------- --------------------------------------------------------------------------

         Fiscal Year Ended 7/31:                  Management Fees Paid to
                                                  OppenheimerFunds, Inc.

------------------------------------------- --------------------------------------------------------------------------
------------------------------------- -------------------------------------------------------------------------------
                2003                                       $5,094,428
------------------------------------- -------------------------------------------------------------------------------
---------------------------------------------------- ----------------------------------------------------------------
                2004                                       $10,024,907
---------------------------------------------------- ----------------------------------------------------------------
---------------------------------------------------- ----------------------------------------------------------------

                2005                                       $15,047,809

---------------------------------------------------- ----------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Main
Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" and "Main Street" as part of its name.

 Portfolio Managers. The Fund's portfolio is managed by Nikolaos D. Monoyios and
Mark Zavanelli (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

         |X| Other Accounts Managed. In addition to managing the Fund's
investment portfolio, each Portfolio Manager also manages other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information, as of July 31, 2005, regarding the other portfolios managed by each Portfolio Manager. No account has a performance-based advisory fee:

Portfolio Manager             Registered   Total Assets   Other Pooled  Total Assets in  Other       Total Assets
                                          in Registered                   Other Pooled
                              Investment    Investment     Investment      Investment                  in Other
                              Companies     Companies       Vehicles        Vehicles     Accounts      Accounts
                               Managed       Managed*       Managed         Managed*      Managed      Managed*

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

 Nikolaos D. Monoyios             11          $22,835.8        1               $20.6        None         None

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

 Mark Zavanelli                   3           $6,194.6        None             None         None         None
* In millions.

         As indicated above, each of the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio
Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

         |X| Compensation of the Portfolio Managers. The Fund's Portfolio
Managers are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July
31, 2005, each Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Multi Cap
Core Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio
Managers. The compensation structure of the other funds managed by the Portfolio
Managers is the same as the compensation structure of the Fund, described above.

         |X| Ownership of Fund Shares. As of July 31, 2005 each Portfolio
Manager beneficially owned shares of the Fund as follows:

                                                             Range of Shares Beneficially
                                                                   Owned in the Fund

                         ----------------------------- ------------------------------------------
                         ----------------------------- ------------------------------------------

                         Nikolaos D. Monoyios                      [to be provided]

                         ----------------------------- ------------------------------------------
                         ----------------------------- ------------------------------------------

                         Mark Zavanelli                            [to be provided]

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

------------------------------------------ --------------------------------------------------------------------------

         Fiscal Year Ended 7/31:                        Total Brokerage Commissions Paid by the Fund(1)

------------------------------------------ --------------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------------
                     2003                                            $4,776,851
      ----------------------------------- ---------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
                     2004                                            $9,335,561
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------

                  2005                                               $7,612.704(2)

------------------------------------------ --------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2. In the fiscal year ended 7/31/05, the amount of transactions directed to brokers for research services was $125,842,727 and the amount of the commissions paid to broker-dealers for those services was $127,077.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------------- ------------------------ -----------------------

       Fiscal                Aggregate           Class A Front-End
        Year                 Front-End             Sales Charges
       Ended             Sales Charges on           Retained by
       7/31:              Class A Shares           Distributor(1)

--------------------- ------------------------ -----------------------
---------------------------------------------------------------------------- ---------------------------------------
       2003                $1,461,338               $421,853
---------------------------------------------------------------------------- ---------------------------------------
--------------------- ------------------------ -----------------------
       2004                $4,395,206               $1,242,598
--------------------- ------------------------ -----------------------
--------------------- ------------------------ -----------------------

        2005                $4,296,391               $1,232,937

--------------------- ------------------------ -----------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

---------------------------------------------------------------------- ---------------------- ---------------------

         Fiscal              Concessions on     Concessions on Class   Concessions on Class      Concessions on
          Year               Class A Shares           B Shares               C Shares            Class N Shares
         Ended                Advanced by            Advanced by            Advanced by           Advanced by
         7/31:               Distributor(1)        Distributor(1)         Distributor(1)         Distributor(1)

---------------------------------------------------------------------- ---------------------- ---------------------
--------------------- ------------------------ ----------------------- ---------------------- ---------------------
        2003                  $52,085                $1,971,274              $502,343               $46,862
--------------------- ------------------------ ----------------------- ---------------------- ---------------------
--------------------- ------------------------ ----------------------- ---------------------- ---------------------
        2004                 $130,734                $3,251,057             $1,089,476              $133,912
--------------------- ------------------------ ----------------------- ---------------------- ---------------------
--------------------- ------------------------ ----------------------- ---------------------- ---------------------

        2005                 $145,496                2,308.377               $797,486               $150,401

--------------------- ------------------------ ----------------------- ---------------------- ---------------------

1. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

--------------------- ------------------------ ----------------------- ---------------------- ----------------------

    Fiscal Year               Class A                 Class B           Class C Contingent     Class N Contingent
                               Contingent Deferred
                            Contingent             Sales Charges          Deferred Sales         Deferred Sales
                      Deferred Sales Charges        Retained by         Charges Retained by    Charges Retained By
    Ended 7/31:       Retained by Distributor       Distributor             Distributor            Distributor

--------------------- ------------------------ ----------------------- ---------------------- ----------------------
--------------------- ------------------------ ----------------------- ---------------------- ----------------------
        2003                  $11,171                 $514,149                $40,371                $8,593
--------------------- ------------------------ ----------------------- ---------------------- ----------------------
--------------------- ------------------------ ----------------------- ---------------------- ----------------------
        2004                  $1,069                  $460,471                $31,687                $19,491
--------------------- ------------------------ ----------------------- ---------------------- ----------------------
--------------------- ------------------------ ----------------------- ---------------------- ----------------------

        2005                  $4,511                  $703,509                $65,992                $24,968

--------------------- ------------------------ ----------------------- ---------------------- ----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings. The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed. In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         |X| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class
A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the
Distributor makes service fee payments to recipients quarterly on those shares.
The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended July 31, 2005 payments under the Class A plan totaled $3,686,295, of which $3,654 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $117,890 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |X| Class B, Class C and Class N Distribution and Service Plans. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor: o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o            may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o            employs personnel to support distribution of Class B, Class C and
             Class N shares,

o            bears the costs of sales literature, advertising and prospectuses
             (other than those furnished to current shareholders) and state
             "blue sky" registration fees and certain other distribution expenses,

o            may not be able to adequately compensate dealers that sell Class B,
             Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o            receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o            may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o            may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o            may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------

                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/05

--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class                           Total                Amount              Distributor's            Distributor's
                                                                           Aggregate              Unreimbursed
                                                                          Unreimbursed            Expenses as %
                              Payments            Retained by               Expenses              of Net Assets
                             Under Plan           Distributor              Under Plan               of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------

Class B Plan                 $4,025,589          $3,211,554(1)             $6,256,957                 1.44%

------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------

Class C Plan                 $4,033,695          $1,029,152(2)             $3,582,059                 0.80%

------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------

Class N Plan                  $232,388            $148,713(3)               $661,093                  1.14%

------------------------ -------------------- --------------------- ------------------------- ----------------------

1. Includes $48,719 paid to an affiliate of the Distributor's parent company.
2. Includes $81,361 paid to an affiliate of the Distributor's parent company.
3. Includes $6,520 paid to an affiliate of the Distributor's parent company.

         All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
     o   Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
     o   The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

     o An investment in the Fund is not insured by the FDIC or any other government agency.

     o   The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
     o When an investor's shares are redeemed, they may be worth more or less than their original cost. o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the
1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares), are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

         o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                            1/n
                        ERV
                        ---    - 1 = Average Annual Total Return
                         P

         o Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n     - 1=  Average Annual Total Return (After Taxes on Distributions)
  P

         o Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR   1/n        - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
  P

         o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV-P
                        -----  = Total Return
                         P

         o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 7/31/05

-----------------------------------------------------------------------------------------------------------------
------------- -------------------------------- ------------------------------------------------------------------

Class of         Cumulative Total Returns                        Average Annual Total Returns

                (10 years or life of class,
Shares                   if less)
------------- -------------------------------- ------------------------------------------------------------------
------------- -------------------------------- ------------------------------- ----------------------------------
                                                           1-Year                           5-Year
                                                                                  (or life of class, if less)
------------- -------------------------------- ------------------------------- ----------------------------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
                   After          Without          After          Without           After            Without
                   Sales           Sales           Sales           Sales            Sales             Sales
                  Charge           Charge          Charge          Charge           Charge           Charge
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

Class A          39.01%(1)       47.49%(1)         9.48%           16.16%          7.03%(1)         8.34%(1)

------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

Class B          39.78%(2)       41.78%(2)         10.17%          15.17%          7.15%(2)         7.46%(2)

------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

Class C          42.29%(3)       42.29%(3)         14.30%          15.30%          7.54%(3)         7.54%(3)

------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

Class N          47.59%(4)       47.59%(4)         14.62%          15.62%          9.21%(4)         9.21%(4)

------------- ---------------- --------------- --------------- --------------- ----------------- ----------------
------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

Class Y          49.92%(5)       49.92%(5)         16.43%          16.43%          8.71%(5)         8.71%(5)

------------- ---------------- --------------- --------------- --------------- ----------------- ----------------

1. Inception: 9/25/00.
2. Inception: 9/25/00.
3. Inception: 9/25/00.
4. Inception: 3/1/01.
5. Inception: 9/25/00.

-------------------------------------------------------------------------------------------------

                        Average Annual Total Returns for Class A Shares
                       (After Sales Charge) For the Periods Ended 7/31/05

-------------------------------------------------------------------------------------------------
----------------------------------------- ---------------------- --------------------------------
                                                 1-Year                      5-Year
                                                                       (or life of class)
----------------------------------------- ---------------------- --------------------------------
----------------------------------------- ---------------------- --------------------------------

After Taxes on Distributions                       7.75%                    6.67%(1)

----------------------------------------- ---------------------- --------------------------------
----------------------------------------- ---------------------- --------------------------------

After Taxes on Distributions and                   7.29%                    5.96%(1)

Redemption of Fund Shares
----------------------------------------- ---------------------- --------------------------------
1. Inception date of Class A: 9/25/00.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X| Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the Large Blend category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time, the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

         When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.
The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                                     Oppenheimer New Jersey Municipal Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Portfolio Series:
Oppenheimer Champion Income Fund                                     Active Allocation Fund
Oppenheimer Convertible Securities Fund                              Aggressive Investor Fund
Oppenheimer Core Bond Fund                                          Conservative Investor Fund
Oppenheimer Developing Markets Fund                                 Moderate Investor Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Principal Protected Main Street Fund
Oppenheimer Discovery Fund                                    Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Dividend Growth Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund                                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Opportunities Fund                         Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Real Estate Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer High Yield Fund                                   Oppenheimer Select Value Fund
Oppenheimer International Bond Fund                           Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund                         Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company Fund                  Oppenheimer Strategic Income Fund
Oppenheimer International Value Fund                          Oppenheimer Total Return Bond Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund                      Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund                       Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund                                  Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer
Money Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class
C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value
(i.e. without a sales charge) do not count toward satisfying the amount of the
Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

(c)               Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer
                  funds that were acquired subject to a Class A initial or
                  contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were
                  acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has
$1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of $100,000 or more for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

         Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans, o to all  trustee-to-trustee  IRA transfers, o to all
90-24 type 403(b) transfers, o to Group Retirement Plans (as defined in Appendix
B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose, o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal  Revenue Code, the  recordkeeper or the plan  sponsor for which has  entered  into a special  agreement  with the
Distributor,  o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans  invested in the  Oppenheimer  funds is $500,000 or more, o to
OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o to  certain  customers  of  broker-dealers  and  financial  advisors  that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on: o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase
                 with the redemption proceeds of Class A shares of one or more
                 Oppenheimer funds (other than rollovers from an
                 OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o                purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
                 plan to any IRA invested in the Oppenheimer funds), and
o                on purchases of Class N shares by an OppenheimerFunds-sponsored
                 Pinnacle or Ascender 401(k) plan made with the redemption
                 proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:  o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance  below $500 due to the automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct; o A fund account that has only certificated shares and, has a balance below $500 and is being escheated; o Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system; o
Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;
o   Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom
    Plus, Recordkeeper Pro and
     Pension Alliance Retirement Plan programs; and
o            A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

         |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

     o Equity  securities traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows: (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the  principal  exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or (2) if last sale information  is not available on a valuation  date,  they are valued at the last reported

                  sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the
                  valuation date or, if not, at the closing "bid" price on the valuation date.

         o    Equity securities traded on a foreign securities exchange
              generally are valued in one of the following ways:

(1) at the last sale price available to the pricing service approved by the
Board of Trustees, or (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the
                  security is traded at its last trading session on or
immediately before the valuation date, or (3) at the mean between the "bid" and
"asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security. o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean
              between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o             The following securities are valued at the mean between the "bid"
              and "asked" prices determined by a pricing service approved by the
              Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days,  and (3)  non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less. o The  following  securities  are valued  at  cost,  adjusted  for  amortization  of  premiums  and  accretion  of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less,  and (2) debt  instruments  held by a money market fund that have  a  remaining  maturity  of 397  days  or  less.  o  Securities  (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker  (which in certain  cases may be the "bid"  price if no  "asked"  price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on Nasdaq(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R) on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may  reinvest  all or part  of the  redemption  proceeds  of:  o Class A  shares purchased  subject  to an  initial  sales  charge  or Class A shares  on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this
Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares. As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:

    Centennial California Tax Exempt Trust                      Centennial New York Tax Exempt Trust
    Centennial Government Trust                                 Centennial Tax Exempt Trust

         Centennial Money Market Trust

     The following funds do not offer Class N shares:

    Limited Term New York Municipal Fund                         Oppenheimer Money Market Fund, Inc.
    Oppenheimer AMT-Free Municipals                              Oppenheimer New Jersey Municipal Fund
    Oppenheimer AMT-Free New York Municipals                     Oppenheimer Principal Protected Main Street Fund II
    Oppenheimer California Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
    Oppenheimer International Value Fund                         Oppenheimer Rochester National Municipals
    Oppenheimer Limited Term California Municipal Fund           Oppenheimer Senior Floating Rate Fund
    Oppenheimer Limited Term Municipal Fund                      Rochester Fund Municipals

     The following funds do not offer Class Y shares:

    Limited Term New York Municipal Fund                        Oppenheimer New Jersey Municipal Fund
    Oppenheimer AMT-Free Municipals                             Oppenheimer Pennsylvania Municipal Fund
    Oppenheimer AMT-Free New York Municipals                    Oppenheimer Principal Protected Main Street Fund
    Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund II
    Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund III
    Oppenheimer Capital Income Fund                             Oppenheimer Quest Capital Value Fund, Inc.
    Oppenheimer Cash Reserves                                   Oppenheimer Quest International Value Fund, Inc.
    Oppenheimer Champion Income Fund                            Oppenheimer Rochester National Municipals
    Oppenheimer Convertible Securities Fund                     Oppenheimer Senior Floating Rate Fund
    Oppenheimer Disciplined Allocation Fund                     Oppenheimer Small- & Mid- Cap Value Fund
    Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Total Return Bond Fund
    Oppenheimer Limited Term Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund. o Class B, Class C and Class N shares of Oppenheimer Cash
Reserves are generally available only by exchange
     from the same class of shares of other Oppenheimer funds or through
OppenheimerFunds-sponsored 401(k) plans. o Class M shares of Oppenheimer
Convertible Securities Fund may be exchanged only for Class A shares of other
     Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer
     Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
     Class M shares.
     o Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o    Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

o    Shares of Oppenheimer Principal Protected Main Street Fund II may be
     exchanged at net asset value for shares of any of the Oppenheimer funds.
     However, shareholders are not permitted to exchange shares of other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund II until after the expiration of the warranty period (3/3/2011).
o    Shares of Oppenheimer Principal Protected Main Street Fund III may be
     exchanged at net asset value for shares of any of the Oppenheimer funds.
     However, shareholders are not permitted to exchange shares of other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund III until after the expiration of the warranty period (12/6/2011).

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

         o When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

         o When Class A shares of Rochester National Municipals and Rochester
Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

         o If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

         o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

         o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

         o With respect to Class B shares of Limited-Term Government Fund,
Limited Term Municipal Fund, Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

         o With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

         o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

         o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class B, Class
C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X| Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X| Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

     Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP
serves  as the  independent  registered  public  accounting  firm  of the  Fund.
Deloitte &  Touche LLP audits the Fund's  financial  statements and performs other  related  audit  services.  Deloitte  &  Touche  LLP also  acts as the independent registered public accounting firm for certain other funds advised by the  Manager  and its  affiliates.  Audit and  non-audit  services  provided  by
Deloitte  &  Touche  LLP to the  Fund  must  be  pre-approved  by the  Audit
Committee.

                                   Appendix A

                            Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                   Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1) plans qualified under Sections 401(a) or 401(k) of the Internal
              Revenue Code, 2) non-qualified deferred compensation plans, 3)
              employee benefit plans(4) 4) Group Retirement Plans(5) 5)
              403(b)(7) custodial plan accounts 6) Individual Retirement
              Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
              SEP-IRAs, SARSEPs
                  or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6) This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more.
|_|           Purchases of Class A shares by a Retirement Plan that was
              permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
              1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
              $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified
                  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a
                  daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P.
                  ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal
                  underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as
                  "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the
                  Retirement Plan and Merrill Lynch. On the date the plan
                  sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more
                  eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such
purchases): |_| The Manager or its affiliates.

|_|           Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters- in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
              relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|           Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|           Dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|           Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
              (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|           Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|           Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|           Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor)
              who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial
              intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|           Directors, trustees, officers or full-time employees of OpCap
              Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|           Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with
the Distributor. |_| Dealers, brokers, banks, or registered investment advisers
that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.
|_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisors) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
|_|           A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

|_|           Clients of Edward D. Jones & Co., L.P. who purchase Class A shares of the Fund between August 19, 2005 and November 16, 2005 with the proceeds of shares redeemed from other mutual funds, as a part f the Edward Jones "Free Switch" program, may purchase those shares at net asset value and no concession will be paid by the
              Distributor on such purchases.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such
purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which
              the Fund is a party.
|_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
              (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
              Distributor.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_| Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the
following cases: |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account
              value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue Code) of the participant or

                  beneficiary. The death or disability must occur after the
              participant's account was established. 2) To return excess contributions. 3) To return contributions made due to a mistake of fact.

              4) Hardship withdrawals, as defined in the plan.(7)
              5) Under a Qualified Domestic Relations Order, as defined in the
              Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(8)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be
waived for redemptions of shares in the following cases: |_| Shares redeemed
involuntarily, as described in "Shareholder Account Rules and Policies," in the
applicable Prospectus.
|_|           Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|           The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill
              Lynch.
|_|           Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|           Redemptions of Class C shares of an Oppenheimer fund in amounts of
              $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement
              Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
              Oppenheimer funds.

|_|           Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or
                  beneficiary. The death or disability must occur after the
                  participant's account was established in an Oppenheimer fund.
              2) To return excess contributions made to a participant's account.
              3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.(10)
              5) To make distributions required under a Qualified Domestic
              Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.(11) 9) On account of the participant's separation from service.(12)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age
                  59-1/1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|           Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C
shares sold or issued in the following cases: |_| Shares sold to the Manager or
its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party.
|_|           Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
              Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
     Funds Who Were Shareholders of Former Quest for Value Funds

----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest Balanced Fund                        Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York
Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value
National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value
California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the
              Former Quest for Value Funds, or
|_|           purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees      Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                           % of Offering Price            Net Amount Invested            Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

              o   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
              o   Shareholders who acquired shares of any Former Quest for Value
                  Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

              o   withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
              o   liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);  o withdrawals under an automatic withdrawal plan (but only for
Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value;  adjusted  annually,  and o liquidation of a shareholder's  account if the  aggregate  net asset  value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
    Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                          Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account           CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                          CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                          CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         |X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; 3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4) as tax-free returns of excess contributions to such retirement or employee benefit plans; 5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or

     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America
    Funds, Inc.
----------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Main Street Opportunity Fund(R)

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP(225.5677)

Custodian Bank

         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Fund
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees

         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

PX0731.1105

-------------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.

(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.

(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                     OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a) Amended and Restated Declaration of Trust dated 9/25/02: Previously filed with Registrant's Post-Effective Amendment No. 3, 9/24/03, and incorporated herein by reference.

(b) Amended and Restated By-Laws dated 10/24/00. Previously filed with
Registrant's Post-Effective Amendment No. 2, 9/23/02 and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 1, 11/21/01 and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 1, 11/21/01 and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 1, 11/21/01 and incorporated herein by reference.

         (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 1, 11/21/01 and incorporated herein by reference.

         (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 1, 11/21/01 and incorporated herein by reference.

(d) Amended and Reinstated Investment Advisory Agreement dated 1/1/05: Filed herewith.

(e) (i) Form of General Distributor's Agreement dated 6/27/00: Previously filed with Registrant's Pre-Effective No. 3, 9/19/00, and incorporated herein by reference.

         (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Previously filed with Post-Effective Amendment No. 40 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(g) (i) Global Custodial Services Agreement dated July 15, 2003 between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core
Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

         (iii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated 9/15/00: Previously filed with
Registrant's Pre-Effective Amendment No. 3, 9/19/00, and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: To be filed by amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated 8/28/00:
Previously filed with Registrant's Pre-Effective No. 2, 8/28/00, and incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A shares dated
4/26/04: Previously filed with Registrant's Post-Effective Amendment No. 4,
9/28/04, and incorporated herein by reference.

         (ii) Form of Distribution and Service Plan and Agreement for Class B
shares dated 6/27/00: Previously filed with Registrant's Pre-Effective No. 2,
8/28/00, and incorporated herein by reference.

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated 2/23/04: Previously filed with Registrant's
Post-Effective Amendment No. 4, 9/28/04, and incorporated herein by reference.

         (iv) Form of Distribution and Service Plan and Agreement for Class N
shares dated 10/24/00: Previously filed with Registrant's Pre-Effective No. 3,
9/19/00, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Filed herewith.

(o) Power of Attorney dated December 13, 2004 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds, 2/25/05, and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated February
1, 2005 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Dividend Growth Fund
(Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emeline S. Adwers,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carl Algermissen,                             Formerly  Associate  Counsel  and  Legal  Compliance  Officer  at Great
Vice President & Associate Counsel            West-Life  &  Annuity  Insurance  Co.  (February   2004-October  2004);
                                              previously with INVESCO Funds
                                              Group, Inc. (June 1993-December
                                              2003), most recently as Senior
                                              Staff Attorney.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Amato,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program;  (since  January  2005)  of  Trinity
                                              Investment  Management  Corporation.  Secretary  (since  June 2003) of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Baker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Baldwin,                              Formerly Managing Director at Deutsche Bank (March 2001 - March 2005)s
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Todd Becerra,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Bertucci                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig Billings,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antulio N. Bomfim, A senior economist with the Federal Reserve Board (June
1992-October Vice President 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michelle Borre Massick,                       None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori E. Bostrom,                              Formerly Vice President and Corporate  Counsel at Prudential  Financial
Vice President & Senior Counsel               Inc. (October 2002 - November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Bourgeois,                               Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Boydell,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Bromberg,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristine Bryan-Levin,                         Formerly  Senior Vice  President at Brown Brothers  Harriman  (November
Vice President                                2002 - May 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Geoffrey Caan,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine Carroll,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Castro,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Chaffee,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
May Chen,                                     Formerly Assistant Vice President of Enterprise  Services at MassMutual
Assistant Vice President                      Financial Group (May 2002 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Chibnik,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements, None Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald James Concepcion,                      Formerly   (until   November  2004)  an  RIA  Marketing   Associate  of
Assistant Vice President                      OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Corbett,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Damian,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Dvorak,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Senior Vice President and Director of
International Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Farrell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bradley G. Finkle,                            Formerly  Head  of  Business  Management/Proprietary   Distribution  at
Vice President                                Citigroup Asset Management (August 1986-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dominic Freud,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan Gagliardo,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Benjamin J. Gord,                             Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Heathwood,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve P. Ilnitzki,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
Senior Vice President                         President of OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Kadehjian,                               Formerly Vice President,  Compensation  Manager at The Bank of New York
Assistant Vice President                      (November 1996-November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Kandilis,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dimitrios Kourkoulakos,                       None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Kunz,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Lamentino,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey P. Lagarce,                           President  and  Chief  Marketing  Officer  of OFI  Institutional  Asset
Senior Vice President                         Management,   Inc.  as  of  January  2005.   Formerly   Executive  Vice
                                              President-Head of Fidelity
                                              Tax-Exempt Services Business at
                                              Fidelity Investments (August
                                              1996-January 2005).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Latino,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gayle Leavitt,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie A. Libby,                               Formerly  Executive Vice President and Chief Operating  Officer at Fred
Senior Vice President                         Alger Management, Inc. (July 1996 - February 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven Lucaccini,                             Formerly   Director  and  High  Yield   Analyst  at  UBS  Global  Asset
Assistant Vice President                      Management (November 2001 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry Mandzij,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of OFI Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds  Legacy Program,  OFI Private  Investments,  Inc., OFI
                                              Institutional  Asset  Management,  Inc.,  Centennial  Asset  Management
                                              Corporation,  Oppenheimer  Real  Asset  Management,  Inc.  and  Trinity
                                              Investment  Management  Corporation.  Formerly an  Associate  at Sidley
                                              Austin Brown and Wood LLP (1995 - October 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles L. McKenzie,                          Chairman of the Board, Director,  Chief Executive Officer and President
Senior Vice President                         of  OFI  Trust  Company;  Chairman,  Chief  Executive  Officer,  Senior
                                              Managing Director and Director of OFI  Institutional  Asset Management,
                                              Inc.; Chief Executive Officer,  President, Senior Managing Director and
                                              Director  of  HarbourView  Asset  Management   Corporation;   Chairman,
                                              President and Director of Trinity Investment Management Corporation
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Medev,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucienne Mercogliano,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Meshnick,                               Formerly  Financial  Analyst at Wall Street On Demand (April 2003 - May
Assistant Vice President                      2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John V. Murphy,                               President and  Management  Director of Oppenheimer  Acquisition  Corp.;
Chairman, President, Chief                    President and Director of Oppenheimer  Partnership  Holdings,  Inc. and
Executive Officer & Director                  Oppenheimer  Real Asset  Management,  Inc.;  Chairman  and  Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Centennial Asset Management  Corporation,  OppenheimerFunds
                                              Distributor,   Inc.,  Institutional  Asset  Management,  Inc.,  Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView Asset Management  Corporation and OFI Private  Investments,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Meaghan Murphy, Formerly Marketing Professional, RFP Writer at JP Morgan Fleming
Asset Assistant Vice President Management (May 2002 - October 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Suzanne Murphy,                               Formerly  (until  December  2003) a Vice  President,  Senior  Marketing
Vice President                                Manager with Citigroup.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James B. O'Connell,                           Formerly a Senior  Designer  Manager of  OppenheimerFunds,  Inc. (April
Assistant Vice President                      2002 - December 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Matthew O'Donnell,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John O'Hare,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John J. Okray,                                Formerly Vice  President,  Head of Trust  Operations at Lehman Brothers
Vice President                                (June  2004-October  2004)  prior  to which  he was an  Assistant  Vice
                                              President,  Director  of Trust  Services  at  Cambridge  Trust  Company
                                              (October 2002-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lerae A. Palumbo,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert H. Pemble,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Assistant Vice President                      2001-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marmeline Petion-Midy, Formerly a Senior Financial Analyst with General Motors,
NY Assistant Vice President Treasurer's Office (July 2000-Augut 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gary Pilc,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nicolas Pisciotti,                            Formerly Assistant Vice President at ING (April 2002 - May 2005)
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Pizzorusso,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey Portnoy,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raghaw Prasad,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Preuss,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Corry E. Read,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian N. Reid,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacey Roode,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacy Roth,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adrienne Ruffle,                              Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and Assistant        2002-February 2005).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kim Russomanno,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rudi W. Schadt,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Navin Sharma,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian C. Szilagyi,                            Director  of  Financial   Reporting   and   Compliance  at  First  Data
Assistant Vice President                      Corporation (April 2003-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeaneen Terrio,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angela Uttaro,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management Corporation and Shareholder Services,  Inc.; Chief Financial
Officer                                       Officer  of  HarbourView  Asset  Management  Corporation,   Oppenheimer
                                              Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.,
                                              Shareholder Financial Services, Inc.,  OppenheimerFunds Legacy Program,
                                              OFI Private Investments,  Inc., OFI Trust Company and OFI Institutional
                                              Asset  Management,  Inc.  Formerly (until March 2004) Vice President of
                                              OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nancy Vann,                                   Formerly Assistant General Counsel at Reserve Management Company,  Inc.
Vice President and Assistant Counsel          (April to December  2004);  attorney at Sidley  Austin Brown & Wood LLP
                                              (October 1997 - April 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rene Vecka,                                   None
Assistant Vice President,
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Walsh,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adam Weiner,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           None
Vice President & Associate Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc  and  OppenheimerFunds   (Asia)  Limited;   Senior  Vice  President
                                              (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc..
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Annabel Whiting,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc
                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the
                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds   plc   and   OppenheimerFunds   International   Ltd.;
                                              Secretary  and  General  Counsel  of  Oppenheimer   Acquisition  Corp.;
                                              Director   of   Oppenheimer   Real   Asset    Management,    Inc.   and
                                              OppenheimerFunds  (Asia) Limited);  Vice President of  OppenheimerFunds
                                              Legacy Program.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund Oppenheimer California Municipal Fund Oppenheimer
Capital Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash
Reserves Oppenheimer Champion Income Fund Oppenheimer Convertible Securities
Fund (a series of Bond Fund Series) Oppenheimer Core Bond Fund (a series of
Oppenheimer Integrity Funds) Oppenheimer Developing Markets Fund Oppenheimer
Discovery Fund Oppenheimer Dividend Growth Fund Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer
Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series): Oppenheimer Aggressive Growth
     Fund/VA Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation
     Fund/VA Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer Money Fund/VA Oppenheimer
     Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView  Asset Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     The address of Tremont Advisers,  Inc. is 555 Theodore Fremd Avenue,  Suite
206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item
26(b) above (except Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                            Position & Office                Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       Nones
2901B N. Lakewood Avenue
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
10407 Cromdale Manor Ct.
Springs, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick(2)                         Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2) Vice President None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey(1)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
178 Canterbury Turn
Lancaster, PA 17601
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Suzanne Heske                                   Vice President                       None
4146 22nd Street
San Francisco, CA 94114
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen Ilnitzki(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Vice President                       None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
2 Leland Ct.
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser((1))                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford Norford                                Vice President                       None
3914 Easton Sq. Pl.
Columbus, OH 43219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Pizza(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith                                    Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Spensley                                   Vice President                       None
2000 Rhettsbury Street
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
2592 S. Belvoir Blvd.
University Heights, OH 44118
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Villas(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rachel Walkey(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris Werner(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Vice President & Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of September, 2005.

                                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                                    By: /s/ John V. Murphy*
                                    -----------------------------------
                                    John V. Murphy, President, Principal
                                    Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                Title                                         Date

/s/ William L. Armstrong*                 Chairman of the                             September 27, 2005
---------------------------               Board of Trustees
William L. Armstrong

/s/ John V. Murphy*                       President, Principal Executive              September 27, 2005
-----------------------                   Officer and Trustee
John V. Murphy

/s/ Brian W. Wixted*                      Treasurer, Principal Financial              September 27, 2005
-------------------------                 & Accounting Officer
Brian W. Wixted

/s/ Robert G. Avis*                       Trustee                                     September 27, 2005
----------------------
Robert G. Avis

/s/ George Bowen*                         Trustee                                     September 27, 2005
----------------------
George Bowen

/s/ Edward Cameron*                       Trustee                                     September 27, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*                        Trustee                                     September 27, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*                         Trustee                                     September 27, 2005
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*                  Trustee                                     September 27, 2005
----------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                     Trustee                                     September 27, 2005
----------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*             Trustee                                     September 27, 2005
--------------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
      ----------------------------------------------
       Mitchell J. Lindauer, Attorney-in-Fact

                                     OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                                          Post-Effective Amendment No. 5

                                                   EXHIBIT INDEX

Exhibit No.              Description
-----------              -----------
23(d)                    Amended and Restated Investment Advisory Agreement dated 1/1/05

23(n)                    Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
                         8/11/05